Derivative financial instruments - Schedule of Derivative Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	£ 14,304,441	£ 8,862,200
Assets £m	24,065	22,356
Liabilities £m	21,676	20,149
Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	13,586,375	8,242,182
Assets £m	24,017	22,253
Liabilities £m	21,321	19,644
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	718,066	620,018
Assets £m	48	103
Liabilities £m	355	505
Changes in fair value used for calculating hedge ineffectiveness £m	797	(260)
Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	231,107	153,674
Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	231,107	153,674
Assets £m	8	83
Liabilities £m	337	425
Changes in fair value used for calculating hedge ineffectiveness £m	1,336	(2,663)
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	486,959	466,344
Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	486,959	466,344
Assets £m	40	20
Liabilities £m	18	80
Changes in fair value used for calculating hedge ineffectiveness £m	(539)	2,403
Exchange rate contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	707,329	572,858
Assets £m	10,247	6,631
Liabilities £m	9,172	6,222
Interest rate contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	12,864,265	7,654,512
Assets £m	13,436	15,116
Liabilities £m	11,644	12,724
Credit derivatives | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	6,103	5,349
Assets £m	87	51
Liabilities £m	172	118
Equity, commodity and other contracts | Trading and other
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	8,678	9,463
Assets £m	247	455
Liabilities £m	333	580
Currency swaps | Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	43	35
Assets £m	2	3
Liabilities £m	0	0
Changes in fair value used for calculating hedge ineffectiveness £m	0	2
Currency swaps | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	1,963	2,684
Assets £m	30	11
Liabilities £m	14	72
Changes in fair value used for calculating hedge ineffectiveness £m	61	(138)
Interest rate swaps | Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	231,064	153,639
Assets £m	6	80
Liabilities £m	337	425
Changes in fair value used for calculating hedge ineffectiveness £m	1,336	(2,665)
Interest rate swaps | Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments [Line Items]
Contract/ notional amount £m	484,996	463,660
Assets £m	10	9
Liabilities £m	4	8
Changes in fair value used for calculating hedge ineffectiveness £m	£ (600)	£ 2,541